Fair Value Measurements (Level 3 Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	$ 17,700
Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration, beginning	(17,477)	$ (6,127)
Additions	(5,476)	(13,057)
Payments		457
Foreign currency translation adjustments	50	88
Contingent consideration, ending	(17,678)	(17,477)
General, administrative, restructuring, integration, and other | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings	5,225
Cost of sales | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings		$ 1,162
Other noncurrent liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	10,700
Accrued liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of contingent consideration	$ 7,000